                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 ----------------------------------
   Address:      125 South Market
                 ----------------------------------
                 Suite 1200
                 ----------------------------------
                 San Jose, California 95113
                 ----------------------------------

Form 13F File Number: 28-04505
                         --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Kevin Landis            San Jose, California         05/12/06
   -------------------------------    --------------------       -------------
           [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:              122
                                        --------------------

Form 13F Information Table Value Total: $            853,088
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   The Equitable Life Assurance Society (13F file number: 28-42)

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as sub-advisers of Firsthand Health Sciences Fund:

2.   Wachovia Corporation (13F file number: 28-776)
3.   Sectoral Asset Management, Inc. (13F file number: 28-10653)

                           FORM 13F INFORMATION TABLE


      COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
----------------------- -------------- --------- ------------ ---------------------- ---------- -------- ------------------------
                                                    VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED  NONE
----------------------- -------------- --------- ------------ ---------- ---- ------ ---------- -------- ----------- ------ -----
Corning, Inc.           Common Stock   219350105 $  51,695.19  1,921,040 SH   SOLE                         1,920,150          890
VeriSign, Inc.          Common Stock   92343E102 $  44,200.30  1,839,380 SH   SOLE                         1,838,440          940
Cisco Systems, Inc.     Common Stock   17275R102 $  39,665.47  1,827,060 SH   SOLE                         1,826,030        1,030
Netflix, Inc.           Common Stock   64110L106 $  37,771.07  1,302,900 SH   SOLE                         1,302,900
Applied Materials, Inc. Common Stock   038222105 $  32,827.92  1,870,537 SH   SOLE                         1,869,687          850
ASML Holding N.V.       Common Stock   N07059111 $  32,625.79  1,600,873 SH   SOLE                         1,599,798        1,075
Cypress Semiconductor
 Corp.                  Common Stock   232806109 $  30,341.23  1,791,100 SH   SOLE                         1,791,100
Texas Instruments, Inc. Common Stock   882508104 $  29,916.30    921,352 SH   SOLE                           920,750          602
Akamai Technologies,
 Inc.                   Common Stock   00971T101 $  28,634.20    871,400 SH   SOLE                           871,400
Intevac, Inc.           Common Stock   461148108 $  28,317.66    988,400 SH   SOLE                           988,400
QUALCOMM, Inc.          Common Stock   747525103 $  24,013.01    473,536 SH   SOLE                           473,055          481
Taiwan Semiconductor
 Manufacturing
 Co. - ADR              ADR            874039100 $  23,332.97  2,321,689 SH   SOLE                         2,319,374        2,315
Apple Computer, Inc.    Common Stock   037833100 $  19,251.74    306,410 SH   SOLE                           306,355           55
Western Digital Corp.   Common Stock   958102105 $  18,839.33    969,600 SH   SOLE                           969,600
Symbol Technologies,
 Inc.                   Common Stock   871508107 $  17,123.40  1,620,000 SH   SOLE                         1,620,000
Zoran Corp.             Common Stock   98975F101 $  16,813.66    768,800 SH   SOLE                           768,800
Microsoft Corp.         Common Stock   594918104 $  16,284.80    597,388 SH   SOLE                           596,865          523
Comverse Technology,
 Inc.                   Common Stock   205862402 $  15,915.39    676,100 SH   SOLE                           676,100
Agilent Technologies,
 Inc.                   Common Stock   00846U101 $  15,503.79    413,214 SH   SOLE                           412,781          433
Amdocs Ltd.             Common Stock   G02602103 $  14,754.60    409,395 SH   SOLE                           408,940          455
Adobe Systems, Inc.     Common Stock   00724F101 $  14,356.54    410,304 SH   SOLE                           409,880          424
Flextronics
 International Ltd.     Common Stock   Y2573F102 $  13,720.40  1,326,925 SH   SOLE                         1,325,375        1,550
Stratex Networks, Inc.  Common Stock   86279T109 $  13,219.98  2,149,591 SH   SOLE                         2,149,591
Altera Corp.            Common Stock   021441100 $  13,206.69    639,549 SH   SOLE                           638,895          654
JDS Uniphase Corp.      Common Stock   46612J101 $  12,450.00  3,000,000 SH   SOLE                         3,000,000
Tekelec, Inc.           Common Stock   879101103 $  12,103.56    875,800 SH   SOLE                           875,800
Xilinx, Inc.            Common Stock   983919101 $  11,468.50    450,098 SH   SOLE                           449,635          463
Brocade Communications
 Systems, Inc.          Common Stock   111621108 $  10,005.00  1,500,000 SH   SOLE                         1,500,000
Google, Inc.            Common Stock   38259P508 $   9,389.70     24,337 SH   SOLE                            24,315           22
Wind River Systems,
 Inc.                   Common Stock   973149107 $   9,369.87    752,600 SH   SOLE                           752,600
Manhattan Associates,
 Inc.                   Common Stock   562750109 $   9,185.00    417,500 SH   SOLE                           417,500
Nokia Corp. - ADR       ADR            654902204 $   8,291.56    400,365 SH   SOLE                           399,960          405
PMC-Sierra, Inc.        Common Stock   69344F106 $   8,091.34    655,700 SH   SOLE                           655,700
UTStarcom, Inc.         Common Stock   918076100 $   8,062.46  1,281,790 SH   SOLE                         1,281,790
Semiconductor
 Manufacturing
 International Corp.    Common Stock   81663N206 $   7,960.60  1,060,000 SH   SOLE                         1,060,000
TriQuint Semiconductor,
 Inc.                   Common Stock   89674K103 $   7,524.08  1,532,400 SH   SOLE                         1,532,400
TranSwitch Corp.        Common Stock   894065101 $   7,495.80  2,883,000 SH   SOLE                         2,883,000
Aeroflex, Inc.          Common Stock   007768104 $   7,212.37    525,300 SH   SOLE                           525,300
eBay, Inc.              Common Stock   278642103 $   7,028.34    179,845 SH   SOLE                           179,695          150
Citrix Systems, Inc.    Common Stock   177376100 $   6,843.32    180,515 SH   SOLE                           180,515
EMC Corp.               Common Stock   268648102 $   6,760.87    495,665 SH   SOLE                           495,180          485
InfoSpace, Inc.         Common Stock   45678T201 $   6,632.54    237,300 SH   SOLE                           237,300
Napster, Inc.           Common Stock   630797108 $   5,744.17  1,704,500 SH   SOLE                         1,704,500
ViaSat, Inc.            Common Stock   92552V100 $   5,612.54    195,900 SH   SOLE                           195,900
Zebra Technologies
 Corporation            Common Stock   989207105 $   5,561.42    124,500 SH   SOLE                           124,500
Tellabs, Inc.           Common Stock   879664100 $   5,454.51    342,405 SH   SOLE                           342,405
Harris Corp.            Common Stock   413875105 $   4,722.00    100,000 SH   SOLE                           100,000
Electronic Arts, Inc.   Common Stock   285512109 $   3,934.37     71,900 SH   SOLE                            71,830           70
PortalPlayer, Inc.      Common Stock   736187204 $   3,420.51    153,800 SH   SOLE                           153,800
Skyworks Solutions,
 Inc.                   Common Stock   83088M102 $   3,373.49    498,300 SH   SOLE                           498,300
Autodesk, Inc.          Common Stock   052769106 $   3,361.95     87,210 SH   SOLE                            87,110          100
Advanced Micro Devices  Common Stock   007903107 $   3,315.00    100,000 SH   SOLE                           100,000
Finisar Corp.           Common Stock   31787A101 $   2,344.38    476,500 SH   SOLE                           476,500
Monster Worldwide, Inc. Common Stock   611742107 $   2,273.62     45,600 SH   SOLE                            45,600
Freescale
 Semiconductor, Inc.    Common Stock   35687M206 $   2,119.34     76,208 SH   SOLE                            76,208
Kopin Corp.             Common Stock   500600101 $   1,883.21    378,915 SH   SOLE                           378,915
FLIR Systems, Inc.      Common Stock   302445101 $   1,846.00     65,000 SH   SOLE                            65,000
RSA Security, Inc.      Common Stock   749719100 $   1,792.00    100,000 SH   SOLE                           100,000
CheckFree Corp.         Common Stock   162813109 $   1,766.10     35,000 SH   SOLE                            35,000
Time Warner, Inc.       Common Stock   887317105 $   1,722.65    102,600 SH   SOLE                           102,600
Yahoo! Inc.             Common Stock   984332106 $   1,713.93     53,030 SH   SOLE                            53,030
First Data Corp.        Common Stock   319963104 $   1,639.05     35,000 SH   SOLE                            35,000
Applied Micro Circuits
 Corp.                  Common Stock   03822W109 $   1,619.60    399,900 SH   SOLE                           399,900
LivePerson, Inc.        Common Stock   538146101 $   1,537.78    212,400 SH   SOLE                           212,400
IAC/InterActiveCorp     Common Stock   44919P300 $   1,507.00     51,154 SH   SOLE                            51,154
Airspan Networks, Inc.  Common Stock   00950H102 $   1,490.70    221,500 SH   SOLE                           221,500
TeleCommunication
 Systems, Inc. - A      Common Stock   87929J103 $   1,427.46    557,600 SH   SOLE                           557,600
Emdeon Corp.            Common Stock   290849108 $   1,400.10    130,000 SH   SOLE                           130,000
PDF Solutions, Inc.     Common Stock   693282105 $   1,339.54     70,800 SH   SOLE                            70,800
WebSideStory, Inc.      Common Stock   947685103 $   1,308.52     75,900 SH   SOLE                            75,900
EMCORE Corp.            Common Stock   290846104 $   1,281.66    125,900 SH   SOLE                           125,900
Packeteer, Inc.         Common Stock   695210104 $   1,221.48    105,300 SH   SOLE                           105,300
PLX Technology, Inc.    Common Stock   693417107 $   1,104.40     88,000 SH   SOLE                            88,000
Verint Systems, Inc.    Common Stock   92343X100 $   1,032.80     29,200 SH   SOLE                            29,200
Expedia, Inc.           Common Stock   30212P105 $   1,007.09     49,684 SH   SOLE                            49,684
Oracle Corp.            Common Stock   68389X105 $     998.50     72,460 SH   SOLE                            72,460
CNET Networks, Inc.     Common Stock   12613R104 $     993.28     69,900 SH   SOLE                            69,900
Applied Films Corp.     Common Stock   038197109 $     948.18     48,800 SH   SOLE                            48,800



      COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
----------------------- -------------- --------- ------------ ---------------------- ---------- -------- ------------------------
                                                    VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED  NONE
----------------------- -------------- --------- ------------ ---------- ---- ------ ---------- -------- ----------- ------ -----
Synaptics, Inc.         Common Stock   87157D109 $     928.91     42,300 SH   SOLE                            42,300
Alvarion Ltd.           Common Stock   M0861T100 $     916.86    102,100 SH   SOLE                           102,100
Dell, Inc.              Common Stock   24702R101 $     894.60     30,000 SH   SOLE                            30,000
Trident Microsystems,
 Inc.                   Common Stock   895919108 $     871.50     30,000 SH   SOLE                            30,000
Overstock.com, Inc.     Common Stock   690370101 $     860.24     28,800 SH   SOLE                            28,800
ValueClick, Inc.        Common Stock   92046N102 $     783.40     46,300 SH   SOLE                            46,300
OpenTV Corp.            Common Stock   G67543101 $     778.07    268,300 SH   SOLE                           268,300
Symantec Corp.          Common Stock   871503108 $     743.60     44,000 SH   SOLE                            44,000
Lionbridge
 Technologies, Inc.     Common Stock   536252109 $     733.12     92,800 SH   SOLE                            92,800
NeuStar, Inc.           Common Stock   64126X201 $     696.60     22,500 SH   SOLE                            22,500
Intel Corp.             Common Stock   458140100 $     695.60     35,690 SH   SOLE                            35,690
Avanex Corp.            Common Stock   05348W109 $     682.50    210,000 SH   SOLE                           210,000
Microtune, Inc.         Common Stock   59514P109 $     632.14    121,100 SH   SOLE                           121,100
Avici Systems, Inc.     Common Stock   05367L802 $     556.25    125,000 SH   SOLE                           125,000
Witness Systems, Inc.   Common Stock   977424100 $     541.02     21,300 SH   SOLE                            21,300
Microvision, Inc.       Common Stock   594960106 $     535.78    182,300 SH   SOLE                           182,300
Priceline.com, Inc.     Common Stock   741503403 $     496.80     20,000 SH   SOLE                            20,000
Monolithic Power
 Systems, Inc.          Common Stock   609839105 $     462.77     24,800 SH   SOLE                            24,800
Universal Display Corp  Common Stock   91347P105 $     432.90     30,000 SH   SOLE                            30,000
Neoware, Inc.           Common Stock   64065P102 $     420.89     14,200 SH   SOLE                            14,200
Syntel, Inc.            Common Stock   87162H103 $     417.69     22,100 SH   SOLE                            22,100
International Business
 Machines Corp.         Common Stock   459200101 $     412.45      5,000 SH   SOLE                             5,000
PlanetOut, Inc.         Common Stock   727058109 $     406.00     40,000 SH   SOLE                            40,000
Comcast Corp. - Special
 CL A                   Common Stock   20030N200 $     392.25     15,000 SH   SOLE                            15,000
Equinix, Inc.           Common Stock   29444U502 $     391.62      6,100 SH   SOLE                             6,100
Cognos, Inc.            Common Stock   19244C109 $     389.50     10,000 SH   SOLE                            10,000
Kanbay International,
 Inc.                   Common Stock   48369P207 $     377.61     24,600 SH   SOLE                            24,600
Baidu.com, Inc.         Common Stock   056752108 $     366.28      6,500 SH   SOLE                             6,500
Amazon.com, Inc.        Common Stock   023135106 $     365.70     10,000 SH   SOLE                            10,000
Ceragon Networks Ltd.   Common Stock   M22013102 $     356.90     74,200 SH   SOLE                            74,200
RADWARE LTD.            Common Stock   M81873107 $     352.40     20,000 SH   SOLE                            20,000
NIDEC Corp              Common Stock   654090109 $     351.74     17,200 SH   SOLE                            17,200
LG. Philips LCD Co.,
 Ltd. ADR               ADR            50186V102 $     332.15     14,600 SH   SOLE                            14,600
Zygo Corp.              Common Stock   989855101 $     326.40     20,000 SH   SOLE                            20,000
China Mobile Hong Kong
 Ltd.                   Common Stock   16941M109 $     318.48     12,000 SH   SOLE                            12,000
Accenture Ltd. - A      Common Stock   G1150G111 $     300.60     10,000 SH   SOLE                            10,000
Symmetricom, Inc.       Common Stock   871543104 $     282.15     33,000 SH   SOLE                            33,000
3D Systems Corporation  Common Stock   88554D205 $     254.78     11,900 SH   SOLE                            11,900
EXFO Electro-Optical
 Engineering, Inc.      Common Stock   302043104 $     229.02     29,100 SH   SOLE                            29,100
PowerDsine, Ltd.        Common Stock   M41415106 $     207.00     30,000 SH   SOLE                            30,000
Ramtron International
 Corp.                  Common Stock   751907304 $     194.00    100,000 SH   SOLE                           100,000
Therma-Wave, Inc.       Common Stock   88343A108 $     147.91     91,300 SH   SOLE                            91,300
Lenovo Group Ltd ADR    ADR            526250105 $     147.25     19,000 SH   SOLE                            19,000
Sun Microsystems, Inc.  Common Stock   866810104 $      80.34     15,630 SH   SOLE                            15,630
                                             122 $    853,088